As filed with the Securities and Exchange Commission on December __, 2005

File Nos. 333-118634 and 811-21625

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 1

Light Green Investment Trust

(Exact Name of Registrant as Specified in its Charter)

2940 Westlake Avenue North
Suite 300

Seattle, Washington 98109

(Address of Principal Executive Office)

Registrant's Telephone Number, Including Area Code: (206) 547-8645

Jonathan S. Naimon

Light Green Advisors, LLC

2940 Westlake Avenue North, Suite 300

Seattle, Washington 98109

(Name and Address of Agent for Service)

Copy to:

James B. Craver, Esq.

Seyfarth Shaw LLP

2 Seaport Lane, Suite 300

Boston, MA 02210

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date hereof.

Pursuant to Rule 24f-2 under the  Investment  Company Act of 1940,  the Registrant  is registering  an  indefinite   number  of  securities  under  the Securities Act of 1933.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its  effective  date until the  Registrant shall file a further amendment which specifically  states that this Registration Statement shall  thereafter  become effective in accordance with Section 8(a) of the Securities Act of 1933.

PRELIMINARY PROSPECTUS

Light Green Investment Trust

ECO PERFORMANCE FUND

PROSPECTUS

 December __, 2005

This Prospectus contains essential information for anyone considering an investment in the Fund. Please read this document carefully and retain it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state or suggest otherwise.

__________________

Light Green Advisors, LLC
Investment Adviser

For any additional information or questions regarding
information contained herein, please call ___________

The information in this preliminary prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell nor does it seek an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion. Dated December __, 2005.

TABLE OF CONTENTS

RISK/RETURN SUMMARY AND FUND EXPENSES, INVESTMENT OBJECTIVE,

STRATEGIES AND RISKS

5

Investment Objective

5

Principal Investment Strategies

5

Principal Investment Risks

6

Performance

6

Fees and Expenses

6

General

7

Adviser’s Strategy

7

Investment Process

8

Portfolio Turnover

11

Temporary Investments

11

ORGANIZATION AND MANAGEMENT

12

The Adviser

12

Investment Officers

12

Management Fees and Other Expenses

12

The Transfer Agent and Administrator

13

The Distributor

13

HISTORICAL PERFORMANCE OF THE ADVISER’S ECO PERFORMANCE TM

STRATEGY SEPARATE ACCOUNTS

13

HOW TO PURCHASE SHARES

14

Regular Purchasers

14

Additional Purchases by Telephone

14

By Payment In Kind

16

By Automatic Investment Plan

16

Purchases Through an Investment Broker or Dealer

16

Net Asset Value

17

HOW TO REDEEM SHARES

17

Regular Redemptions

17

Systematic Withdrawal Plan

18

Telephone Transactions

18

Payments

19

Redemptions of Small Accounts

20

ADDITIONAL INFORMATION

20

Withholdings; Reporting

20

Reports To Shareholders

20

Annual/Semiannual Reports

20

Short-Term Trading Policy

Statement of Additional Information (SAI)

ECO PERFORMANCE FUND

RISK/RETURN SUMMARY AND FUND EXPENSES
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

Eco Performance Fund (the “Fund”) seeks long term capital appreciation. Current income is not a primary objective. The benchmark for evaluating the Fund’s performance is the S&P 500 Composite Stock Price Index (the “S&P 500”).

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in an actively managed portfolio of U.S. common stocks selected from a universe consisting of shares included in or previously comprising the S&P 500. Investment decisions will be made by Light Green Advisors, the Fund’s investment adviser (“LGA” or the “Adviser”). The purchased shares will comprise a diversified managed portfolio of 75 to 85 domestic, i.e., U.S.-based, large capitalization company stocks known as the Eco Performance Portfolio™ (the “Portfolio”). (The Adviser selected the term “eco” for the Portfolio and the Fund because of its association with both “ecology/ecological” and “economy/economic”.)

Stocks selected for inclusion in the Portfolio will be of companies that the Adviser believes have the best potential for long term capital appreciation, based on their revenues, valuation, and environmental risk profile. In making investment decisions, the Adviser will employ a systematic process of evaluating a number of factors, including information on various types of environmental factors such as costs of spills, pollution remediation, and compliance with regulatory mandates. The Adviser believes that there is a positive relationshsip between the quality of a company’s environmental performance and the quality of its management: the better the former, the better the latter. Therefore, environmental performance can be used as a significant (but not the only) factor in measuring management quality. The Adviser also believes that by investing in these companies’ shares, the Portfolio can achieve above average long-term stock market performance compared to the benchmark S&P 500.

The S&P 500 is a widely recognized, unmanaged index of large capitalization common stocks domiciled in the United States. One cannot invest directly in the S&P 500.

The Adviser constructs the Portfolio to include at any point in time those companies it believes have the greatest potential for capital appreciation in every S&P 500 industry sector. The Adviser uses a quantitative stock weighting approach that varies individual stock and total Portfolio sector percentage ownership so that Portfolio sector percentages match those of the benchmark. The Adviser believes that this provides investors with an opportunity to benefit from the competitive advantages that accrue to profitable corporate environmental leadership firms in relation to their industry competitors. The Adviser also balances the Portfolio so that the sum of the stock capitalization percentage weights for the sectors in the Portfolio approximate the sum of the stock capitalization percentage weights for the corresponding sectors in the S&P 500.

Principal Investment Risks

The value of your investment in the Fund may go down, which means you could lose money. As with any stock fund, the prices of the securities in the Fund will fluctuate.  The price movements may occur because of changes in financial markets, the company’s individual situations or industry changes. In addition, the securities in the Fund may never reach what the Adviser believes are their full worth and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved or that the Adviser’s investment program will achieve the Fund’s investment objective.

The Fund’s Adviser has no previous experience in managing a registered investment company.

Your investment in the Fund is not a bank deposit.  It is not insured or guaranteed by the FDIC or any other government agency.

Additional market-related risks for the Fund include that the market may indefinitely undervalue the stocks in the Fund’s portfolio, that the stocks in the Fund’s portfolio turn out to be undervalued because the Adviser’s initial evaluation of the stock was mistaken, and that specific  industry sectors in which the Fund has material exposure may underperform or decline in value.

Performance

The Fund is new and does not have any investment returns to report as of the date of this prospectus.

Fees and Expenses

As an investor in the Fund, you will pay the following expenses if you buy and hold shares of the Fund.  The Fund has no sales, redemption, exchange or account fees, although some institutions may charge you a fee for shares you buy through them. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Shareholder Fees
(Fees Paid Directly From Your Investment)

Maximum Sales Charge (Load) Imposed on

Purchases (as a percentage of offering price)

None

Maximum Deferred Sales Charge (Load)

(as percentage of offering price)

None

Maximum Sales Charge (Load) Imposed

on Reinvested Dividends

None

Redemption Fee (1)

0.25%

Exchange Fee

None

Annual Fund Operating Expenses
(Fees Paid From Fund Assets)

Management Fee

0.65%

Distribution (12b-1) Fee

0.25%

Administrative Fee

0.24%

Other Expenses (2)

0.45%

Total Annual Fund Operating Expenses

1.59%

(1)

Applies only to redemptions made less than twelve months after shares are purchased. The Fund’s transfer agent also charges a $15 fee for wire redemptions.

(2)

“Other Expenses” includes expenses such as transfer agent fees, legal fees and auditing fees, which are estimates.

Example:

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and capital gain distributions and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

$#.##

$#.##

General

The Fund description set forth in the Risk/Return Summary section of this Prospectus is designed to help you determine if the Fund fits your investment objective. The Fund’s investment objective of seeking long term capital appreciation is not a fundamental policy and may be changed without shareholder approval. There can be no assurance that the Fund’s objective will be met.

Adviser’s Strategy

The Adviser’s strategy is to invest in the common stocks of between 75 and 85 large capitalization or “large cap” companies that present, in the opinion of the Adviser, above average opportunities for capital appreciation because of certain demonstrated environmental and financial attributes. The Portfolio is designed to capitalize on the financial benefits the Adviser believes are accorded to such companies on the basis of, among other things, demonstrated environmental leadership.

The Adviser will maintain the Portfolio so that its sector components align as closely as practicable to those of the S&P 500. In addition, in order to maintain sector weightings comparable to the S&P 500, the Portfolio’s securities for a particular sector are chosen on a “best of class” basis, meaning that rather than seeking companies in a particular sector with the lowest level of risk on an absolute basis, the Adviser seeks companies with the lowest risk relative to other companies in that sector. For example, the metals mining industry has significant environmental risks and the entire industry could be excluded by a manager seeking to minimize environmental risks on an absolute basis. As a “best of class” investor, the Fund will invest in “dirty” sectors such as mining, but only in those companies that appear to be best situated relative to their sector peers.

The Adviser’s strategy is to use information on environmental costs and risks as one of numerous financial factors evaluated in identifying companies for investment. LGA’s investment thesis is that it can derive value for large capitalization investors by identifying a diversified portfolio of companies that have a competitive advantage relative to their industry sector peers due to the effectiveness of their environmental programs in controlling and reducing environmental costs and financial risks attendant to various industries.

The universe of securities eligible for inclusion in the Portfolio is not identical to the S&P 500 and consists of all companies with $1 billion or more in market capitalization that are or have been in the S&P 500. Within this universe, the Adviser may also utilize exchange traded funds or “ETFs” and other listed securities to provide cost effective exposure to various sectors within the S&P 500, for example: specific sector ETFs for financial services. Investment in ETFs and other investment companies will be limited to 10% of the Fund’s assets and no more than 5% of the Fund’s assets may be invested in any one investment company.

Investment Process

The Fund’s Adviser employs a systematic process to identify those companies that are the "best of class" in terms of making environmental progress within their respective industries.  The Adviser defines "best of class" companies as those companies that have the best combination of environmental progress and financial characteristics in their respective industries. The Adviser defines environmental progress in terms of the rate of change of a company’s environmental risk measures relative to its industrial peers. The Adviser seeks companies that are generating more revenue with lower levels of environmental costs and attendant risks.

The Adviser’s process for making “best of class” determinations inovlves systematically collecting data on corporate environmental risks, for example oil spills, toxic emissions, and penalties for noncompliance with various legal standards, and comparing these data with financial characteristics of companies operating in similar industry groups.  The Adviser makes determinations of “best in class” by calculating statistical norms for each industry and identifying those firms whose trends, on average, are improving relative their competitors.

In the first phase of the process, the Adviser identifies those companies that are in the top 50% of their industry in terms of environmental performance factors. To do this, the Adviser starts by utilizing the Global Industry Classification System (GICS) to define the primary industry of each company. These companies share the advantage of having proportionally better environmental performance trends and proportionally lower environmental risk and environmental overhead expenditures than their respective industry peer group averages.  The results of this analysis reduce the size of the investment universe from 500 to approximately 250 companies. Then LGA analyzes information on corporate environmental performance measures (e.g., oil spills, financial penalties for noncompliance with environmental laws, toxic chemical emissions reported) with reference to the industry and size of the companies. LGA utilizes a statistical algorithm to calculate, for every environmental performance measure, the average value for each industry group. Finally, LGA identifies those in the top 50% by selecting each of those companies within a particular industry that fall on one side of the median average.

In the second phase of the process, the Adviser analyzes the corporate management programs and identifies those corporate programs that have delivered tangible benefits, i.e., ones that can be verified empirically. Examples include the development and sale of products or services with enhanced environmental attributes; demonstrated reductions in pollution as measured by their weight and toxicity; verified reductions in emission levels; and confirmed expenditures for the purposes of pollution remediation. These are objective criteria as opposed to subjective criteria which cannot be verified, such as, for example, “how well a company CEO may understand the Kyoto Protocol.”  The Adviser also qualitatively appraises each industry’s and specific company’s litigation exposure.

The Adviser strives to identify companies that have diverse sources of revenue, from both an industry sector and geographic perspective. The Adviser considers both positive and negative factors in picking the most attractive set of companies in each industry sector. This analysis reduces the size of the investment universe from approximately 250 to approximately 80.

In the third phase of the process, the Adviser determines the target percentage weight for the selected securities based upon the company’s financial and environmental characteristics and the benchmark Index sector weight distribution.

The Adviser actively monitors the Portfolio to replace constituents when it appears that on a relative basis they are no longer the most advantageous securities to hold.  In doing so, the Adviser considers the following positive and negative factors that contribute to the selection or removal, respectively, of Portfolio companies:

Positive Factors

o

Firm profitability as measured by earnings before taxes interest and depreciation

o

Revenues generated through sale of products and services with positive environmental attributes

o

Diverse sources of revenue in multiple business lines

o

Diverse sources of revenue in multiple geographic markets (including outside the United States)

o

Success in reducing toxic intensity of production

o

Success in reducing environmental emissions of regulated substances into the ambient environment

o

Success in minimizing legal wastes from production

o

Success in reducing oil and chemical spills that meet federal and state reporting thresholds

o

Proportionally lower levels of Resource Conservation and Recovery Act (RCRA) corrective action clean-ups than industry peers

o

Improving safety performance in terms of reduced levels of fires and explosions

o

Improving compliance with environmental, health and safety laws, regulations and standards

o

Success in lowering the firm's total corporate toxic tort burden through activities that effectively reduce the number of potential plaintiffs

o

Global audit programs based upon uniform corporate standards

Negative Factors

o

Declining sales

o

Absence of any revenues generated through sale of products and services with positive environmental attributes

o

Increasing toxic intensity of production

o

Increasing environmental emissions of regulated substances into the ambient environment, relative to revenue generation capacity of firm

o

Lack of success in minimizing legal wastes from production

o

Increasing numbers of oil or chemical spills that suggest an inadequate spill control

o

Higher levels of RCRA corrective action clean-ups

o

Worsening safety performance in terms of reduced levels of fires and explosions

o

Problems in compliance with environmental, health and safety laws, regulations and standards, relative to industry norms

o

Evidence of growing toxic tort burdens

o

Limited audit programs

o

Frequent earnings restatements

In making a decision to delete a company from the Portfolio, i.e., a sell decision, additional criteria are employed by the Adviser. These include selling companies that have reached an appropriate valuation relative to the price at which the Fund purchased it . The Fund sells any company the Adviser believes will underperform its peers and thus contribute to lower risk-adjusted return on a going forward basis. The Fund will also sell companies the Adviser believes have deteriorating environmental characteristics because the Adviser’s experience demonstrates that deterioration of certain environmental characteristics has been a forward-looking indicator of future relative deterioration of corporate financial performance.

The Fund will not hold a company for environmental reasons alone, i.e., if it is not also financially attractive. The Fund will also sell a company that has environmentally positive characteristics if the Adviser believes it is not going to contribute to positive performance of the Portfolio going forward.

Proprietary Models and Sources of Information.  The Adviser has developed a proprietary system (Eco-Metrics™) for assessing the investment prospects of firms through analysis of certain features of their environmental and financial performance trends.  The system is embodied in computer models and practical experience of the Adviser. More information is provided in the Statement of Additional Information.

Investment Risks. Like all equity investments, investment in the Fund carries risks. One such risk is that the value of the portfolio will decline if there is a broad decline among large cap companies such as those in the S&P 500.  The cause of a broad market decline may include (but is not limited to) events such as recessions, natural disasters, terrorist events, acts of war or other armed conflicts.

Notwithstanding these risks, over the long term, equity markets and indices representing the market (such as the S&P 500) have provided positive returns. However, there is no assurance that the market will rise in a particular, short term time frame.

A second risk is posed by sector rotation—the Fund could invest in sectors that decline in relation to the S&P 500. The Fund manages this risk by limiting its exposure to any sector to that of the S&P 500 benchmark.  As a result, the Fund does not overemphasize any particular sector, relative to its S&P 500 benchmark.

A third risk is posed by poor security selection – it is possible that individual securities selected will go down or not go up as much as their industry peers during a particular time frame. The Fund manages this risk by maintaining a limit on individual positions (no company may represent more than a 10% weighting of the Fund).

Another risk is that the value of the Fund will decline due to movement in foreign exchange rates relative to the US dollar. The fund attempts to manage this risk by emphasizing companies within its investment universe that have a geographically diverse earnings profile, including substantial earnings outside the US that can partially offset a decline in the US dollar.

Suitability.  The Fund is suitable for investors seeking long term capital appreciation who are comfortable with market risks associated with large cap equities. Like other large cap core investment strategies, there can be no assurance that the strategy employed will work in a particular time frame.

Portfolio Turnover

Portfolio securities are sold whenever the Adviser believes it appropriate, regardless of how long the securities have been held.  The Fund’s investment program emphasizes active portfolio management intended to accomplish a long-term objective.  Historic turnover of portfolios managed by the Adviser using a similar strategy have averaged between 50-70% on an annual basis. The Adviser does not expect portfolio turnover significantly to exceed that of comparable funds (and should fall well under 100% per year).  Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, dealer markups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders.

Temporary Investments

The Fund may temporarily use a different investment strategy for defensive purposes in response to market conditions, economic factors, or other occurrences. At such times the Fund may invest up to 100% of its assets in cash or cash equivalents. To the extent it did so, the Fund would not be invested so as to achieve its stated investment objective and this could adversely affect its performance.

ORGANIZATION AND MANAGEMENT

The Adviser

Light Green Advisors, LLC, with principal offices at 2940 Westlake Avenue, Suite 300, Seattle, Washington 98109, acts as the investment adviser to the Fund and generally administers the affairs of the Trust.  The Adviser’s website is www.lightgreen.com.  Subject to the direction and control of the Board of Trustees, the Adviser selects the stocks and arranges for the purchase and sale of all securities held in the portfolio of the Fund.  The Adviser is a registered investment adviser organized in 1998 and is majority-owned by Jonathan S. Naimon, its portfolio manager. The Fund is the first registered investment company to be advised by the Adviser or Mr. Naimon.

Investment Officers

Jonathan S. (Jon) Naimon is the Fund’s portfolio manager and has day-to-day responsibility for the management of the Fund’s portfolio. Jon holds a B.S. in Biology from the Massachusetts Institute of Technology and an M.S. in Environmental Management from  the University of North Carolina in Chapel Hill. He is currently the president and general manager of the Adviser. Prior to founding the Adviser in 1998, Mr. Naimon was a principal at Eco Efficiency Associates and a visiting professor at Carnegie Mellon University in Pittsburgh, Pennsylvania and the Norwegian School of Management in Sandvika, Norway.  From 1989-1996, Mr. Naimon served as the architect of the corporate environmental performance evaluation system employed by the Investor Responsibility Research Center, a not-for-profit organization based in Washington D.C.  He has held economic and policy positions or served as consultant with the US Environmental Protection Agency, the US Office of Technology Assessment,  Asea Brown Boveri, ICF Kaiser,  and Congressman Edward Markey and the US House of Representatives Energy and Commerce Committee. The Statement of Additional Information provides additional information about Mr. Naimon’s compensation, other accounts he manages and his ownership of shares of the Fund.

G. Jack MacDonald is the Adviser’s chief investment officer. He holds a Bachelor of Commerce from the University of British Columbia and is a CFA Charter holder. He has been with LGA since 2004. Prior to joining the Adviser, Mr. MacDonald was the chief financial officer of a renewable energy company (2003 to 2004) and has held posts in the institutional brokerage industry (1996 to 2002).

Management Fees And Other Expenses

Advisory Fees.  Under the Investment Advisory Agreement relating to the Fund, the Trust pays the Adviser a fee, computed daily and payable monthly, at an annual rate equal to 0.65% of the Fund’s average daily net assets up to $500,000,000. For assets above $500,000,000, the fee will be 0.49%.

Rule 12b-1 Fee.  The Fund has a Share Marketing Plan or “12b-1 Plan” under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Board and the expenses paid under the plan were incurred within the last 12 months and accrued while the plan is in effect.  Expenditures by the Fund under the plan may not exceed 0.25% of its average net assets annually (all of which may be for service fees). When the plan is implemented, fees paid under the plan will be paid out of Fund assets on an on-going basis.  Over time, these fees will increase the cost of your investment, which may cost you more than paying other types of sales charges.

Compensation of Other Parties.  The Adviser may in its discretion and out of its own funds compensate third parties for the sale and marketing of the Fund and for providing services to shareholders.  It may also use its own funds to sponsor seminars and educational programs on the Fund for financial intermediaries and shareholders.

The Adviser also manages individual investment advisory accounts.  It will reduce the fees charged to individual advisory accounts by the amount of the investment advisory fee charged to that portion of the client’s assets invested in the Fund.

The Transfer Agent and Administrator

U.S. Bancorp Fund Services, LLC (“USBFS”), 425 Walnut Street, Cincinnati, Ohio 45202, serves as transfer agent and administrator to the Trust and also provides accounting and certain custody services.

The Distributor

The Fund acts as its own distributor but may seek the services of a distributor in the future.

HISTORICAL PERFORMANCE OF THE
ADVISER’S ECO PERFORMANCE™ STRATEGY SEPARATE ACCOUNTS

The table below shows the historical performance of LGA’s institutional private accounts (Eco Performance Equity Composite) having investment objectives, policies, and strategies that are substantially the same as the Fund’s, compared to the historical performance of (i) a broad domestic market index for the same time periods and (ii) a mutual fund based upon a broad market index utilized by responsibility-oriented investors (the Domini Social Equity Index Fund, ticker symbol DSEFX). The professionals responsible for the investment operations of the Eco Performance Equity Composite and the Fund are the same persons. The data, calculated on an average annual total return basis, is provided to illustrate the past performance of LGA in managing accounts on the same basis as will be used for the Fund. These accounts consist of separate and distinct portfolios that are not subject to the same costs and regulatory requirements as the Fund, and the past performance of these accounts is not indicative of, or a substitute for, information on the performance of the Fund.

               Average Annual Total Return (in %) (as of 10/31/2005)

One

Three

Five

Since Inception*

Year

Year

Year

(12/31/1999)

Eco Performance Equity Composite

6.74%

9.23%

-1.66%

-1.00%

S&P 500 Index

8.71

12.82

-1.73

-1.80

DSEFX

6.53

10.70

-2.90

-3.60

* “Since Inception” refers to the Eco Performance Equity Composite.

Notes

The composite performance data shown above for the Eco Performance Equity Composite were developed from the aggregate performance of various institutional private accounts managed on a basis substantially the same as will be used for the Fund. All fee paying accounts having the same investment objectives, policies and strategies were included in the composite.  The raw composite performance data were calculated in accordance with recommended standards of the CFA Institute (the successor to and formerly known as the Association for Investment Management and Research or AIMR), with the exception of the deduction of fees, and the effect of deducting fees was calculated as described below.

Custodial fees and expenses were not deducted from the composite results, but management fees are reflected as follows: fees of all fee paying accounts were deducted. The fees and expenses deducted from the composite performance data generally are substantially lower than the expenses to be incurred by the Fund and the composite performance figures would have been lower if they were subject to the higher fees and expenses to be so incurred. In addition, the composite performance might have been adversely affected by the diversification requirements, tax restrictions and investment limitations to which the Fund will be subject, if the accounts within each composite had been regulated as investment companies under the federal securities and tax laws.

The Standard & Poor's Composite Index of 500 stocks (S&P 500) is an unmanaged index that does not reflect the actual cost of investing in the instruments that comprise the index. The S&P 500 is a composite of the prices of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. The Domini 400 Social Equity Index Fund (DSEXF) is an open ended mutual fund based upon the Domini Social Index. The Domini Social Index is a capitalization-weighted index of 400 U.S. stocks, approximately 300 of which are in the S&P 500, selected by DSEXF for their social characteristics. The DSEXF is widely used as a benchmark for social responsibility investors. The results shown for the Domini Social Index Fund reflect the costs incurred by the fund for management fees, brokerage commissions, and those distribution expenses (12-b-1 fees) that fund investors paid, but not distribution fees paid to an affiliated distributor.  Results for Eco Performance Portfolio composite, DSEXF and the S&P 500 assume the reinvestment of dividends.

Institutional account performance is not the Fund’s own performance, and should not be considered indicative of the future performance of the Fund.   Institutional account performance should not be considered a substitute for the Fund’s performance. Past performance is not indicative of future performance, which may be affected by the higher cost of managing a fund regulated under the 1940 Act, changes in economic conditions, terror events and other factors.

HOW TO PURCHASE SHARES

Regular Purchases

The minimum initial investment in each Fund is $1,000.  There are no minimums for subsequent investments.  The Trust and the Transfer Agent reserve the right to reject any order and to waive its minimum investment requirement if you invest through certain fund networks or other financial intermediaries.  In such cases, the minimums associated with the policies and programs of the fund network or financial intermediary will apply.  You may invest in any Fund by wiring the amount to be invested to Eco Performance Fund.

Wire to: U.S. Bank, N.A., Cincinnati, OH  45202
ABA No.

Credit: U.S. Bancorp Fund Services, LLC
Account No.

Further Credit: Eco Performance Fund
FBO:  (Shareholder name and account number)

Your bank may impose a fee for investments by wire.  The Fund or the Transfer Agent will not be responsible for delays resulting from the banking or Federal Reserve wire systems.  You will receive the NAV from the day that your wired funds have been received by the Fund or the Transfer Agent.  Wires received after the close of the New York Stock Exchange will be considered received by the next business day.

To ensure proper credit, before wiring any funds you must call (800) ________ to notify us of the wire and to get an account number assigned if the wire is an initial investment.  Also, if the wire represents an initial investment, you must mail an application form, by regular mail, to the Transfer Agent at the following address:

Eco Performance Fund
c/o  U.S. Bancorp Fund Services, LLC
P.O. _______
Cincinnati, OH 45202

You may also purchase shares by sending a check payable to Eco Performance Fund, together with the application form to the address above.

Checks should be drawn on a U.S. bank and must be payable in U.S. dollars.  Shares of a Fund will be purchased for your account at the net asset value next determined after receipt by the Transfer Agent, or an authorized sub-agent, of your wire or check.  If your bank does not honor a check, you will be liable for a $25 service charge imposed by the Transfer Agent, as well as any decline in the value of shares purchased that would need to be redeemed because of the failure to make valid payment.  Forms for additional contributions by check or change of address are provided on account statements.

The Trust will only accept a check when the Trust is the primary payee.  Third party checks will not be accepted for payment.  The Trust may also accept orders from selected brokers, dealers and other qualified institutions, with payment made to the Fund at a later time.  The Adviser is responsible for insuring that such payment is made on a timely basis.  You may be charged a fee if you buy or sell Fund shares through a broker or agent.

Inquiries about your account should be directed to Eco Performance Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box, Cincinnati, Ohio 45202.

The Trust does not consider the U.S. Postal Service or other independent delivery service to be its agent. Therefore, deposit in the mail or other service does not constitute receipt by the Transfer Agent.

Additional Purchases by Telephone

Finally, you can make additional investments into your account by telephone by first checking the appropriate box on your account application form authorizing telephone purchases.  If your account has been open for at least 15 days, call the Fund toll free at (800) _______ and you will be allowed to move money from your bank account to your Fund account upon request.  Only bank accounts held at domestic institutions that are Automated ClearingHouse (ACH) members may be used for telephone transactions.  For security reasons, requests by telephone will be recorded.  (See the NOTE under Telephone Transactions, page___.)

By Payment In Kind

In certain situations, Fund shares may be purchased by tendering payment in kind in the form of securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser.  Prior to making such a purchase, you should call the Adviser to determine if the securities you wish to use to make a purchase are appropriate.

By Automatic Investment Plan

If you intend to use the Automatic Investment Plan, you may open your account with an initial minimum investment of $1,000.  Once an account has been opened, you can make additional purchases of shares of the Fund through an Automatic Investment Plan.  This Plan provides a convenient method to have monies deducted directly from your bank account for investment into the Fund.  You can make automatic monthly, quarterly or annual purchases of $100 or more into the Fund.  The Fund may alter, modify or terminate this Plan at any time.  To begin participating in this Plan, please complete the automatic investment plan section found on the Account Application or contact the Fund at (800)_________.

Purchases Through an Investment Broker or Dealer

You may buy and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell their shares.  When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund’s Transfer Agent, and you will pay or receive the next price calculated by the Fund.  The broker (or agent) holds your shares in an omnibus account in the broker’s (or agent’s) name, and the broker (or agent) maintains your individual ownership records.  The Fund may pay the broker or its agent for maintaining these records as well as providing other shareholder services.  The broker (or its agent) may charge you a fee for handling your order.  The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s prospectus.

Net Asset Value

The net asset value per share of the Fund is determined on each day the New York Stock Exchange is open for trading, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m., Eastern time).  Purchase and redemption requests are priced at the next net asset value calculated after receipt and acceptance of a completed purchase or redemption request by the Fund or any of its authorized agents.  The net asset value per share is the value of the Fund’s assets, less its liabilities, divided by the number of shares of the Fund outstanding.  The value of the Fund’s portfolio securities is determined on the basis of the market value of such securities or, if market quotations are not readily available, at fair value under guidelines established by the Trustees.  Short-term investments maturing in less than 60 days are valued at amortized cost which the Board has determined to equal fair value.  The daily net asset value may not reflect the closing market price for foreign stock exchanges in other time zones or for a futures contracts held by the Fund because the markets for certain futures will close shortly after the time net asset value is calculated.  See “Net Asset Value” in the Statement of Additional Information for further information.

HOW TO REDEEM SHARES

Regular Redemptions

You may redeem shares at any time by delivering instructions by regular mail to the Transfer Agent or selected brokers, dealers and other qualified institutions.  If you would like to send a package via overnight mail services, send to Eco Performance Fund, c/o the U.S. Bancorp Fund Services, N.A., 425 Walnut Street, Cincinnati, Ohio 45202.

The redemption request should identify the account number, specify the number of shares or dollar amount to be redeemed and be signed by all registered owners exactly as the account is registered.  Your request will not be accepted unless it contains all required items.  The shares will be redeemed at the net asset value next determined after receipt of the request by the Transfer Agent or other agent of the Fund.  A redemption of shares is a sale of shares and you may realize a taxable gain or loss.

If the proceeds of any redemption (a) exceed $50,000, (b) are paid to a person other than the owner of record, or (c) are sent to an address or bank account other than shown on the Transfer Agent’ records, the signature(s) on the redemption request must be a medallion signature guarantee.  A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association.  The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP).

Additional documentation may be required for the redemption of shares held in corporate, partnership or fiduciary accounts.  In case of any questions, please contact the Fund in advance by calling (800)________.

Redemptions will be processed only on a day during which the New York Stock Exchange is open for business.  If you purchase shares by check or money order and later decide to sell them, your proceeds from that redemption will be withheld until the Fund are sure that your check has cleared.  This could take up to 10 days after your purchase order.

If you redeem your shares less than twelve months after you purchased them, you will incur a redemption fee of 0.25% of the redemption proceeds. The fee is primarily designed to discourage investors from making short-term investments in the Fund, but also serves to defray Fund costs associated with a shareholder’s redemption. The fee is paid directly to the Fund, not to a broker or other third party.

Systematic Withdrawal Plan

If you own or are purchasing shares of the Fund having a current value of at least $10,000, you may participate in a Systematic Withdrawal Plan.  This Plan provides for automatic redemptions of at least $100 on a monthly, quarterly, semi-annually or annual basis.  You may establish this Plan by completing this section on the Account Application or by calling the Fund at (800) _________.  Notice of all changes concerning this Plan must be received by USBFS at least two weeks prior to the next scheduled payment.  Further information regarding this Plan and its requirements can be obtained by contacting the Fund at (800) _________.

Telephone Transactions

You may redeem shares by telephone and have the proceeds wired to the bank account as stated on the Transfer Agent’s records.  You may also exchange shares by telephone.  In order to redeem or exchange shares by telephone, you must select the appropriate box on the Account Application.  In order to arrange for telephone redemptions or exchanges or change payment instructions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Trust.  The request must be signed by each shareholder of the account with the signature guarantees as described above.  Once this feature has been requested, shares may be redeemed or exchanged by calling USBFS at (800) 9_________ and giving the account name, account number, and amount of the redemption or exchange.  Joint accounts require only one shareholder to call.  If redemption proceeds are to be mailed or wired to the shareholder’s bank account, the bank involved must be a commercial bank located within the United States.

If you redeem your shares by telephone and request wire payment, payment of the redemption proceeds will normally be made in federal funds on the next business day.  The redemption order must be received by the Transfer Agent before the Fund’s net asset value is calculated for the day.  There may be a charge of up to $15 for all wire redemptions.  IF YOU EFFECT TRANSACTIONS VIA WIRE TRANSFER YOU MAY BE REQUIRED TO PAY FEES, INCLUDING THE WIRE FEE, THAT WILL BE DEDUCTED DIRECTLY FROM REDEMPTION PROCEEDS.

The Fund reserve the right to reject any telephone redemption or exchange request and the redemption or exchange privilege may be modified or terminated at any time on 30-days’ notice to shareholders.  In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, the Trust and the Transfer Agent employ reasonable procedures specified by the Fund to confirm that such instructions are genuine.  Among the procedures used to determine authenticity, if you are electing to redeem or exchange by telephone you will be required to provide your account number or other identifying information.  All such telephone transactions will be tape recorded and you will receive a confirmation in writing.  The Trust may implement other procedures from time to time.  If reasonable procedures are not implemented, the Trust and/or the Transfer Agent may be liable for any loss due to unauthorized or fraudulent transactions.  In all other cases, the shareholder is liable for any loss for unauthorized transactions.  In periods of severe market or economic conditions, the telephone redemption or exchange of shares may be difficult to implement and you should redeem shares by writing to the Transfer Agent at the address listed above.  If for any other reason you are unable to redeem or exchange by telephone, you should redeem or exchange shares by writing to the Transfer Agent at the address listed above.

Note: Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

O

that you correctly state your Fund account number

O

the name in which your account is registered

O

the social security or tax identification number under which the account is registered

O

the address of the account holder

Payments

The Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below), based on the next net asset value calculated after receipt of that request.  Please note, however, that when a purchase order has been made by check, or ACH purchase, the Fund will not be able to honor your redemption request until the check or ACH purchase has cleared.  This may take up to 10 days.

Redemption requests will be sent to the address of record.  If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  No Fund will be responsible for interest lost on redemption amounts due to lost or misdirected mail.

Requests for redemption in "good order" must:

O

be signed exactly as the shares are registered, including the signature of each owner

O

specify the number of shares or dollar amount to be redeemed

O

indicate your account registration number, and

O

include your social security number or tax identification number

Redemptions of Small Accounts

The Fund may redeem all of your shares if the balance of your account falls below $500 as a result of a transfer or redemption (and not market fluctuations).  The Fund will notify you in writing and you will have 60 days to increase your account balance before your shares are redeemed.

ADDITIONAL INFORMATON

Withholdings; Reporting

The Fund may be required to withhold federal income tax from proceeds of redemptions if you are subject to backup withholding.  Failure to provide a certified tax identification number at the time an account is opened will cause tax to be withheld.  The Fund also may be required to report redemptions to the Internal Revenue Service (IRS).

Reports To Shareholders

The Fund’s fiscal year ends on December 31st.  The Fund will issue to its shareholders semi-annual and annual reports.  In addition, you will receive quarterly statements of the status of your account reflecting all transactions having taken place within that quarter.  In order to reduce duplicate mailings and printing costs, the Trust will provide one annual or semi-annual report and annual prospectus per household.  Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year.  Account tax information will also be sent to the IRS.

For more information about the Fund the following documents are available free upon request:

Annual/Semiannual Reports

The Fund’s annual and semiannual reports to shareholders contain detailed information about the Fund’s portfolio.  The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Short-Term Trading Policy

Short-Term Trading Generally. The Fund discourages short-term or excessive trading, and intends to seek to restrict or reject such trading or take other action, as described below, if in the judgment of the Adviser or transfer agent such trading may interfere with the efficient management of the Fund’s portfolio, may materially increase the Fund’s transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders.

Short-Term Trading Consequences. If information regarding your trading activity in the Fund or another fund is brought to the attention of the Adviser or the Fund’s transfer agent and based on that information the Fund or its agents in their sole discretion conclude that your trading may be detrimental to the Fund as described in this short-term trading policy, the Fund may temporarily or permanently bar your future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).

In considering an investor's trading activity, the Fund may consider, among other factors, the investor's trading history both directly and, if known, through financial intermediaries, in the Fund, in other mutual funds, or in accounts under common control or ownership.

Short-Term Trading Through Financial Intermediaries. You are an investor subject to this policy whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of an IRS recognized tax-deferred savings plan, such as a 401(k) retirement plan or a 529 college savings plan that maintains an omnibus account with the Fund for trading on behalf of its customers.

While the Fund will encourage financial intermediaries to apply the Fund’s short-term trading policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s short-term trading policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s short-term trading policy to their customers (for example, participants in a 401(k) retirement plan) through such methods as implementing short-term trading limitations or restrictions, and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s short-term trading policy.

Risks from Short-Term Trading. Depending on various factors, including the size of the Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents and the dollar amount and number and frequency of trades, short-term or excessive trading may interfere with the efficient management of the Fund's portfolio, increase its transaction costs, administrative costs and taxes and/or impact performance.

The Fund will seek to reduce the risk of short-term trading by selectively reviewing on a continuing basis recent trading activity in order to identify trading activity that may be contrary to this short-term trading policy.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders. There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect short-term trading in omnibus accounts. While the Fund will seek to take actions (directly and with the assistance of financial intermediaries) that will detect short-term trading, the Fund cannot represent that such trading activity can be completely eliminated.

Revocation of Short-Term Trading Trades. Transactions placed in violation of the Fund’s short-term trading policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Fund, including operations and investment policies.  It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of the reports and the SAI, or request other information and discuss your questions about the Fund, by contacting us at:

ECO PERFORMANCE FUND

2940 Westlake Avenue North, Suite 300

Seattle, Washington 98109

Telephone: 888-634-8172

Email: invest@lightgreen.com

Website:  www.lightgreen.com

You can also review the Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission (SEC). Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.  In addition, you can get text-only copies:

o

For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address:  publicinfo@sec.gov.

o

Free from the EDGAR Database on the SEC’s Website at http://www.sec.gov.

Adviser:	Light Green Advisors, LLC 2940 Westlake Avenue North, Suite 300 Seattle, Washington 98109 www.lightgreen.com
Transfer Agent:	Mutual Shareholder Services 8869 Brecksville Road, Suite C Brecksville, OH 44141
Custodian:	U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202
Auditors:	Cohen McCurdy, Ltd. 826 Westpoint Pkwy., Suite 1250 Westlake, OH 44145
Legal Counsel:	Seyfarth Shaw, LLP World Trade Center East Two Seaport Lane, Suite 300 Boston, MA 02210

ECO PERFORMANCE FUND

A Series of Light Green Investment Trust
Statement of Additional Information Dated December    , 2005

This Statement of Additional Information is not a prospectus.  It should be read in conjunction with the Prospectus of the Eco Performance Fund dated December    , 2005.  A copy of the Prospectus may be obtained from the Fund, c/o Mutual Shareholder Services, 8869 Brecksville Rd., Brecksville, OH  44141, or by calling: 1-xxx-xxx-xxxx.  Capitalized terms used and not otherwise defined herein have the same meanings as defined in the Prospectus.

TABLE OF CONTENTS

DESCRIPTION OF TRUST

3

General

3

Shares of Beneficial Interest

3

Trustee Liability

4

INVESTMENT POLICIES AND RELATED MATTERS

4

General

4

THE FUND’S INVESTMETN OBJECTIVE AND PORTFOLIO STRATEGIES

4

Objective

4

Principal Investment Strategies

4

Investment Process

5

Positive Factors

6

Negative Factors

6

Proprietary Models and Sources of Information

6

Investment Policies

8

Portfolio Turnover

9

Purchase and Sale of Portfolio Securities

10

Portfolio Securities Lending

11

Valuation of Fund Portfolio Securities

11

Calculation of Total Return before Taxes

12

Average Annual Total Return after Taxes on Distributions

13

Average Annual Total Return after Taxes on Distributions and Sale

Of Fund Shares

14

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

15

Automatic Account Builder

15

Systematic Withdrawal Program

16

DISTRIBUTIONS AND TAXES

16

Distributions

17

Dividends

17

Capital Gain Distributions

17

Tax Status of the Fund

17

Other Tax Information

18

INVESTMENT ADVISER

18

Portfolio Management

19

OFFICERS AND TRUSTEES

19

Trustee Compensation

20

DISTRIBUTION OF FUND SHARES

21

PROXY VOTING PROCEDURES

21

DISCLOSURE OF PORTFOLIO HOLDINGS

22

ADDITIONAL INFORMATION

22

Transfer Agent

22

Custodian

22

Auditors

23

PRINCIPAL HOLDERS OF OUTSTANDING SHARES

23

FINANCIAL STATEMENTS

Investment Adviser

Transfer Agent

Light Green Advisors, LLC

Mutual Shareholder Services, LLC

DESCRIPTION OF THE TRUST

General

The Trust was organized as a Massachusetts business trust on December __, 2005.  The Fund is a diversified open-end management company and a series of the Trust.  The Trust's offices are at 2940 Westlake Avenue North, Suite 300, Seattle, Washington 98109.  The business and affairs of the Trust are under the direction of its Board of Trustees.

The Fund has retained the services of Light Green Advisors, LLC (the “Adviser”) as investment adviser for the Fund.

Shares of Beneficial Interest

The Trust's Declaration of Trust permits the Trust to offer and sell an unlimited number of full and fractional shares of beneficial interest in the Trust's existing funds and to create additional funds.  All shares have a par value of $0.01 per share, are fully paid, non-assessable and fully transferable when issued.  All shares are issued as full or fractional shares.  All shares have certain voting and dividend rights, but do not have preemptive or conversion rights.

A fraction of a share has the same rights and privileges as a full share.  Each Fund of the Trust issues its own series of shares of beneficial interest.  The shares of each Fund represent an interest only in the Fund's assets (and profits or losses), and in the event of liquidation, each share of a particular Fund would have the same rights to dividends and assets as every other share of the Fund.  The Trust's Board of Trustees may authorize the creation of additional series under the Declaration of Trust, each of which would invest its assets in separate, individually managed portfolios.

Each full or fractional share has a proportionate vote.  On some issues, such as the election of Trustees, all shares of the Trust vote together as one series.  On an issue affecting a particular Fund, only its shares vote as a separate series.  An example of such an issue would be a fundamental investment restriction pertaining to only one Fund.  In voting on a Distribution Plan, approval of the Plan by the shareholders of a particular Fund would make the Plan effective as to that Fund, whether or not it had been approved by the shareholders of any other Fund.

When matters are submitted for shareholder vote, shareholders of each Fund will have one vote for each full share held and proportionate fractional votes for fractional shares held.  A separate vote of a Fund is required on any matter affecting the Fund on which shareholders are entitled to vote.  Shareholders of one Fund are not entitled to vote on a matter that does not affect that Fund but that does require a separate vote of any other Fund.  There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.  Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose.  The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.  Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees of the Trust by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.

The Trust or a Fund may be terminated upon the sale of its assets to another open-end management investment company if approved by vote of the holders of a majority of the shares of the Trust or that Fund (when such sale is recommended by the Trustees).  The Trust or a Fund may be terminated upon liquidation and distribution of its assets if approved by the Trustees or by vote of the holders of a majority of the shares of the Trust or the Fund.  If not so terminated, the Trust and each Fund will continue indefinitely.

Trustee Liability

The Declaration of Trust provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT POLICIES AND RELATED MATTERS

General

The investment policies set forth below in this section represent each Fund's policies as of the date of this Statement of Additional Information.  The investment policies are not fundamental and they may be changed by the Trustees of the Trust without shareholder approval.  (No such change would be made, however, without 30 days written notice to shareholders.)

THE FUND’S INVESTMENT OBJECTIVE AND PORTFOLIO STRATEGIES

Objective

Eco Performance Fund (the “Fund”) seeks long term capital appreciation. Current income is not a primary objective. The benchmark for evaluating the Fund’s performance is the S&P 500 Composite Stock Price Index (the “S&P 500”).

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 90% of its assets in the Eco Performance Portfolio™ (the “Portfolio”), a proprietary portfolio composed of between 75 and 85 diversified stocks selected by Light Green Advisors (“LGA” or the “Adviser”) from a universe consisting of the stocks included in or previously comprising the S&P 500 Composite Stock Price Index (the “Index”) for their superior environmental and financial attributes.  In selecting stocks for the Portfolio, the Adviser seeks to exploit information on corporate environmental risks for financial purposes.  The Index is a widely recognized unmanaged index of large capitalization common stocks.  One cannot invest directly in the Index.  The Portfolio industry weights are tied to S&P 500 industry weights.

The Portfolio is designed to provide a structured “bet” on the financial benefits of corporate environmental leadership.  The Portfolio is designed to provide representation from every industry sector represented in the S&P 500, and will strive to generally maintain total industry weights that are within 10% of the industry sector weights in the S&P 500 benchmark.

In addition to purchasing individual securities as described above, the Adviser may also purchase exchange traded funds or “ETFs” and other listed securities to provide cost effective exposure to various sectors within the S&P 500, for example: specific sector ETFs for financial services.  The precise number of companies may vary between 75 and 85 companies.

Investment Process

The Fund employs a systematic process to identify those companies that are the "best of class" in terms of making environmental progress within their respective industries.  The Adviser defines "best of class" companies as those companies that have the best combination of environmental progress and financial characteristics in their respective industries.

The Adviser manages the Fund's portfolio using a three phase process:

1.

Quantitative analysis of corporate environmental progress in terms of industry peer groups.

The Adviser identifies those companies that are in the top 50% of their industry in terms of environmental performance factors.  The Adviser utilizes the Global Industry Classification System (GICS) to define the primary industry of each company.  These set of companies share the advantage of having proportionally better environmental performance trends and proportionally lower environmental risk and environmental overhead expenditures than their respective industry peer group averages.  The results of this analysis reduce the size of the investment universe from 500 to approximately 250 companies.

2.

Qualitative analysis of financial value of corporate environmental programs in terms of generating revenues and reducing environmental and economic risks.

The Adviser analyzes the corporate management programs and identifies those corporate programs that have delivered tangible benefits such as sales of products or services with enhanced environmental attributes.  The Adviser also qualitatively analyzes each industry’s and specific company litigation exposure.

The Adviser identifies companies that have diverse sources of revenue, from both an industry sector and geographic perspective.  The Adviser considers both positive and negative factors in picking the most attractive set of companies in each industry sector.

This analysis reduces the size of the investment universe from approximately 250 to approximately 80.

3.

The Fund Portfolio is constructed using a quantitative process that targets each of the approximately eighty holdings such that the total percentage of companies in each industry matches the total percentage of that industry in the S&P 500. For example, if the energy sector stocks were 15% of the S&P 500 at a given time, the Fund would endeavor to assure that the approximate weight of energy stocks in the fund totaled 15%.

The Adviser actively monitors the Portfolio to replace constituents when it appears that on a relative basis they are no longer the most advantageous securities to hold.  In doing so, the Adviser considers the following positive and negative factors that contribute to the selection or removal, respectively, of Portfolio companies:

Positive Factors

o

Firm profitability as measured by earnings before taxes interest and depreciation

o

Revenues generated through sale of products and services with positive environmental attributes

o

Diverse sources of revenue in multiple business lines

o

Diverse sources of revenue in multiple geographic markets (including outside the United States)

o

Success in reducing toxic intensity of production

o

Success in reducing environmental emissions of regulated substances into the ambient environment

o

Success in minimizing legal wastes from production

o

Success in reducing oil and chemical spills that meet federal and state reporting thresholds

o

Proportionally lower levels of Resource Conservation and Recovery Act (RCRA) corrective action clean-ups than industry peers

o

Improving safety performance in terms of reduced levels of fires and explosions

o

Improving compliance with environmental, health and safety laws, regulations and standards

o

Success in lowering the firm's total corporate toxic tort burden through activities that effectively reduce the number of potential plaintiffs

o

Global audit programs based upon uniform corporate standards

Negative Factors

o

Declining sales

o

Absence of any revenues generated through sale of products and services with positive environmental attributes

o

Increasing toxic intensity of production

o

Increasing environmental emissions of regulated substances into the ambient environment, relative to revenue generation capacity of firm

o

Lack of success in minimizing legal wastes from production

o

Increasing numbers of oil or chemical spills that suggest an inadequate spill control

o

Higher levels of RCRA corrective action clean-ups

o

Worsening safety performance in terms of reduced levels of fires and explosions

o

Problems in compliance with environmental, health and safety laws, regulations and standards, relative to industry norms

o

Evidence of growing toxic tort burdens

o

Limited audit programs

o

Frequent earnings restatements

In making a decision to delete a company from the Portfolio, i.e., a sell decision, additional criteria are employed by the Adviser. These include selling companies that have reached an appropriate valuation relative to the price at which the Fund purchased it . The Fund sells any company the Adviser believes will underperform its peers and thus contribute to lower risk-adjusted return on a going forward basis. The Fund will also sell companies the Adviser believes have deteriorating environmental characteristics because the Adviser’s experience demonstrates that deterioration of certain environmental characteristics has been a forward-looking indicator of future relative deterioration of corporate financial performance.

The Fund will not hold a company for environmental reasons alone, i.e., if it is not also financially attractive. The Fund will also sell a company that has environmentally positive characteristics if the Adviser believes it is not going to contribute to positive performance of the Portfolio going forward.

Proprietary Models and Sources of Information

The Adviser has developed a proprietary system (Eco-Metrics™) for assessing the investment prospects of firms through analysis of certain features of their environmental and financial performance trends.  The system is embodied in computer models and practical experience of the Adviser.  More information on the Adviser is provided below.

The Fund utilizes financial, industry, and environmental information collected from a wide range of traditional and non-traditional sources including (but not limited to):

Corporations

Reuters

Compustat (a division of Standard & Poors)

Investor Responsibility Research Center

Federal, state, and foreign government agencies (e.g., the US Environmental Protection Agency)

Nongovernmental organizations (NGOs)

Internet Searches

Industry Consultants

While the Adviser attempts to assure that the information is verified, the Fund cannot make any warranties or representations regarding specific information supplied by third parties.

Investment Policies

The investment policies set forth below in this section represent the Trust’s policies with respect to the Fund as of the date of this Statement of Additional Information. They are not fundamental and may be changed by the Trustees of the Trust without shareholder approval. The percentage limitations contained in the policies apply at the time of the purchase of the securities. As a matter of policy, the Fund may not:

(1)

Issue senior securities, except as permitted under the 1940 Act.

(2)

Borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).  Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

(3)

Underwrite securities issued by others, except to the extent that it may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "1933 Act") in the disposition of restricted securities.

(4)

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent it from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

(5)

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent it from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

(6)

Invest more than 25% of the value of its total assets in any industry or group of industries other than open-end investment companies (U.S. Government Securities are not subject to this limitation); and provided that investments in other investment companies (including ecchange traded funds or ETFs) will only be made in compliance with certain asset and percentage limitations contained in section 12(d) of the 1940 Act.

(7)

Make any loans; however, this limitation does not apply to purchases of debt securities, repurchase agreements or portfolio securities lending.

(8)

Sell securities short, unless it owns or has the right to obtain at no added cost securities identical to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(9)

Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(10)

Borrow money, except only if from a bank. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(11)

Purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(12)

Purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (11) would exceed 15% of the Fund's net assets.

(13)

Purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

(14)

Purchase warrants, valued at the lower of cost or market, in excess of 5% of the Fund's net assets.  Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange.  Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

(15)

Invest in oil, gas, or other mineral exploration or development programs or leases.

(16)

Invest in securities that are subject to restrictions on resale because they have not been registered under the 1933 Act or which are not readily marketable, except for master demand notes, other securities payable upon demand, repurchase agreements, instruments evidencing loans of securities, or except in accordance with the requirements of federal law, including the 1940 Act and any rules promulgated thereunder and as permitted by the Trust’s registration statement.

Portfolio Turnover

Turnover rates are primarily a function of the Adviser’s response to market conditions.  Portfolio securities are sold whenever the Adviser believes it appropriate, regardless of how long the securities have been held.  The Fund’s investment program emphasizes active portfolio management intended to accomplish a long-term objective.  Historic turnover of portfolios managed by the Adviser using a similar strategy have averaged between 50-70%.  The Adviser does not expect portfolio turnover significantly to exceed that of comparable funds (and should fall well under 100% per year).  Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, dealer markups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders.

Purchase and Sale of Portfolio Securities

The Adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below.  The Adviser is also responsible for the placement of transaction orders for other accounts for which it acts as investment adviser.  In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Adviser considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and arrangements for payment of Fund expenses.

The Fund may execute portfolio transactions with broker-dealers who provide research and execution services to the Fund or other accounts over which the Adviser exercises investment discretion.  Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities.  In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement).

The receipt of research from broker-dealers that execute transactions on behalf of the Fund may be useful to the Adviser in rendering investment management services to the Fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to the Fund.  The receipt of such research does not reduce the Adviser’s normal independent research activities; however, it enables the Adviser to avoid the additional expenses that could be incurred if the Adviser tried to develop comparable information through its own efforts.

Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services.  In order to cause the Fund to pay such higher commissions, the Adviser must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or the Adviser’s overall responsibilities to the Fund and its other clients.  In reaching this determination, the Adviser will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what position of the compensation should be related to those services.

The Adviser is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Fund to the extent permitted by law.  The Adviser may use research services provided by and place agency transactions with the Distributor, if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.

The Adviser may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Adviser under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund’s expenses, such as transfer agent fees or custodian fees.  The transaction quality must, however, be comparable to those of other qualified broker-dealers.

Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts that they or their affiliates manage, unless certain requirements are satisfied.  Pursuant to such requirements, the Board of Trustees has authorized the Adviser to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.

The Fund's Trustees periodically review the Adviser’s performance of their responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

From time to time, the Trustees will review whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.  The Fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect.  The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for the Fund to seek such recapture.

Portfolio Securities Lending

The Fund may lend its portfolio securities pursuant to agreements requiring that the loans be continuously secured by liquid securities, as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed 30 percent of the Fund's total assets. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the collateral. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

Valuation of Fund Portfolio Securities

Securities listed or traded on any national securities exchange are valued at each closing of the New York Stock Exchange on the basis of the last sale on such exchange each day that the exchange is open for business.  If there is no sale on that day, or if the security is not listed, it is valued at its last bid quotation on the exchange or, in the case of unlisted securities, as obtained from an established market maker.  Common stocks and other equities are valued at the closing price.  Money market instruments (certificates of deposit, commercial paper, etc.) are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  Fixed income securities are priced at the current quoted bid price.  However, U.S. Government Securities and other fixed income securities may be valued on the basis of prices provided by an independent pricing service when such prices are believed to reflect the fair market value of such securities.  The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.  Portfolio securities for which market quotations are not readily available are valued by the Adviser in good faith at its own expense under the direction of the Trustees.

Other assets, which include cash, prepaid and accrued items and amounts receivable as income on investments and from the sale of portfolio securities, are carried at book value, as are all liabilities.  Liabilities include accrued expenses, sums owed for securities purchased, and dividends payable.

Calculation of Total Return before Taxes

The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to shareholders or prospective shareholders.  Performance information may include the Fund's investment results and/or comparisons of its investment results to the Standard & Poor's 500 Composite Stock Price Index, Dow Jones World Stock Index or other various unmanaged indices or results of other mutual funds or investment or savings vehicles.  The Fund’s investment results as used in such communications will be calculated on a total rate of return basis in the manner set forth below.  From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc.

The Fund may provide period and average annualized "total return" quotations.  The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period.  Period total return may be annualized.  Average annual total return smoothes out variations in performance and takes into account any applicable contingent deferred sales charges.

An annualized total return is a compounded total return, which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested.  An annualized total return will be slightly higher than a period total return if the period is shorter than one year, because of the assumed reinvestment.  When applicable, the periods of time shown will be for a one-year period, a five-year period, a ten-year period (or relevant portion thereof) and since inception.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Fund and changes in the Fund's expenses.

Examples of the total return calculation for the Fund will assume a hypothetical investment of $1,000 at the beginning of each period.  It will be computed by finding the average annual compounded rates of return over the length of the base periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)n  =  ERV

P = initial investment of $1,000

T = average annual total return

n = Number of years

ERV = ending redeemable value at the

end of the base period

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Average Annual Total Return after Taxes on Distributions

Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions.  The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value.  The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences.  If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions).  The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date.  Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital).  The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.  Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax.  Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The Fund’s sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (pre-liquidation).  The Fund’s average annual total returns after taxes on distributions will be calculated using the following SEC formula:

P(1+T)n = ATVD

where:

P = a hypothetical initial payment of $1,000

T = average annual total return (after taxes on distributions)

n = number of years

ATVD = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.

Average Annual Total Return after Taxes on Distributions and Sale of Fund Shares

Average annual total return after taxes on distributions and sale of fund shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares.  The calculation assumes that income dividends and capital gain distributions are reinvested at net asset value.  The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of fund shares.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions).  The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date.  Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital).  The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.  Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax.  Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any non-recurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption.  In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution.  Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law.  The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions.  Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment.  The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.  Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date.  Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

The Fund’s sales literature and advertising commonly refer to this calculation as the Fund’s after-tax average annual total return (post-liquidation).  The Fund’s the average annual total returns after taxes on distributions and redemption will be calculated using the following SEC formula:

P(1+T)n = ATVDR

where:

P = a hypothetical initial payment of $1,000

T = average annual total return (after taxes on distributions and redemptions)

n  = number of years

ATVDR= ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

All redemptions in kind will be of readily marketable securities.  If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash.

Automatic Account Builder

An investor may arrange to have a fixed amount of $100 or more automatically invested in shares of the Fund monthly by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Fund.  The investor's bank must be a member of the Automatic Clearing House System.  Stock certificates are not issued to Automatic Account Builder participants.

Further information about these programs and an application form can be obtained from the Distributor.

Systematic Withdrawal Program

A systematic withdrawal plan is available for shareholders having shares of the Fund with a minimum value of $10,000, based upon the offering price.  The plan provides for monthly, quarterly or annual checks in any amount, but not less than $100 (which amount is not necessarily recommended).  Except as otherwise provided in the Prospectus, to the extent such withdrawals exceed the current net asset value of reinvested dividends, they may be subject to the contingent deferred sales charge.  See "How to Buy Shares" and "Other Shareholder Services" in the Prospectus.

Dividends and/or distributions on shares held under this plan are invested in additional full and fractional shares at net asset value.  The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment.  The plan may be terminated at any time.

Withdrawal payments should not be considered as dividends, yield or income.  If periodic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes.  In addition, withdrawals made concurrently with purchases of additional shares are inadvisable because of the applicable sales charges to the withdrawal of the Fund's shares.  Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.

DISTRIBUTIONS AND TAXES

The Internal Revenue Code of 1986 imposes on the Fund a nondeductible excise tax unless the Fund distributes annually at least 98% of its net investment income earned during the calendar year, at least 98% of capital gain net income realized in the 12 months preceding October 31, and any undistributed balances from the previous year.  In addition, the Tax Reform Act of 1986 (the "Tax Act") provides that any dividend declared by a Fund in October, November, or December and paid in January will be deemed to have been paid by the Fund and to have been received by each shareholder in December.  Distribution dates and the amounts paid, if any, are subject to determination by the Board of Trustees.

Dividends and capital gains distributions are ordinarily taxable to shareholders in the year distributed.  However, under the Tax Act, the Fund is permitted to make distributions up to February 1 and have them apply to the previous tax year.  The Fund expects to make such a distribution in future years.  Dividends and capital gains distributions are taxable to the shareholder whether received in cash or reinvested in additional shares.  Shareholders not otherwise subject to tax on their income will not be required to pay tax on amounts distributed to them.

A shareholder is taxed on capital gains and income realized by the Fund, regardless of the length of time he or she has been a shareholder.  Thus a shareholder may receive capital gains distributions shortly after purchasing shares, and this will reduce the market value of the shares by the amount of the distribution.  The shareholder will not be able to recognize the resultant loss in value for tax purposes until the shares are sold at a later date.

The Fund is required to withhold and remit to the federal government 31% of any reportable payments (which may include dividends, capital gains distributions, if any, and redemptions) paid to certain shareholders.  In order to avoid this withholding requirement, each shareholder must certify on the New Account Application that the social security or taxpayer identification number is correct and that the shareholder is not currently subject to backup withholding or is exempt from backup withholding.

Distributions

If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, the Fund may reinvest your distributions at the then-current NAV.  All subsequent distributions will then be reinvested until you provide the Fund with alternate instructions.

Dividends

A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends.   Because the Fund may earn other types of income, such as non-qualifying dividends and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%.  The Fund will make available to corporate shareholders annually the percentage of Fund dividends that qualifies for the dividends-received deduction.  A portion of the Fund’s dividends derived from certain U.S. government obligations may be exempt from state and local taxation.  The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distributions

Long-term capital gains earned by the Fund on the sale of securities and distributed to shareholders of the Fund are federally taxable as long-term capital gains regardless of the length of time shareholders have held their shares.

Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains.  Distributions from short-term capital gains do not qualify for the dividends-received deduction.

Tax Status of the Fund.

The Fund intends to comply with Subchapter M of the Internal Revenue Code, which imposes such restrictions as (1) appropriate diversification of its portfolio of investments and (2) realization of 90% of its annual gross income from dividends, interest, and gains from the sale of securities.  By qualifying as a "regulated investment company" for tax purposes, the Fund will not be liable for federal tax on income and capital gains distributed to shareholders.  In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the Fund level, the Fund intends to distribute substantially all of its net investment income (consisting of the income it earns from its investment in the portfolio, less expenses) and net realized capital gains within each calendar year as well as on a fiscal year basis.  The Fund intends to comply with other tax rules applicable to regulated investment companies.  However, the Fund might deviate from this policy, and incur a tax liability, if this were necessary to fully protect shareholder values.

Other Tax Information

The information above is only a summary of some of the tax consequences generally affecting the Fund and its shareholders, and no attempt has been made to discuss individual tax consequences.  In addition to federal income taxes, shareholders may be subject to state and local taxes on Fund distributions.  Investors should consult their tax advisers to determine whether the Fund is suitable to their particular tax situation.

INVESTMENT ADVISER

Light Green Advisors, LLC (the “Adviser”) is the investment adviser for, and has an Investment Advisory Agreement with, the Fund.  The Adviser is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940.  The Adviser has its principal offices at 2940 Westlake Avenue North, Suite 300, Seattle, Washington 98109. The Adviser is majority-owned and controlled by Jonathan S. Naimon. The Fund is the first registered investment company to be advised by the Adviser or Mr. Naimon.

Pursuant to the Investment Advisory Agreement with the Fund, the Adviser, subject to the supervision of the Fund’s Board of Trustees and in conformity with the stated objective and policies of the Fund, manages both the investment operations of the Fund and the composition of its portfolio, including the purchase, retention, and disposition of securities.  In connection therewith, the Adviser is obligated to keep certain books and records of the Fund.  The Adviser also administers the Fund’s corporate affairs, and in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian or transfer agent and administrator. The management services of the Adviser are not exclusive under the terms of the Investment Advisory Agreement and the Adviser is free to render management services to others.

The Adviser may use its resources to pay expenses associated with the sale of the Fund's shares.  This may include payments to parties such as banks or broker-dealers that provide shareholder support services or engage in the sale of the Fund's shares.  However, the Fund does not pay the Adviser any separate fees for this service.

The Investment Advisory Agreement for the Fund was approved by the initial shareholder of the Fund on, 2005.  The Investment Advisory Agreement provides for an initial term of two years and also provides that it will remain in force thereafter only so long as renewal thereof is specifically approved at least annually by a majority of the Trustees or by vote of a majority of the issued and outstanding shares of the Fund, and in either case by vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) at a meeting called for the purpose of voting on such renewal.

The Investment Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Investment Advisory Agreement relates except for a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty.  The Investment Advisory Agreement will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days' prior written notice by Majority Vote of the Fund, by the Trustees of the Fund, or by the Adviser.

The Adviser earns an annual fee, payable in monthly installments from the Fund, at the rate of 0.65% of the Fund's first $500 million of average net assets and 0.49% of the Fund's average net assets in excess of $500 million.

Portfolio Management

The biographies of Jonathan Naimon, the Fund’s portfolio manager, and G. Jack MacDonald, the Adviser’s chief investment officer, are set forth in the Prospectus. The Fund is the only registered investment company for which Mr. Naimon has portfolio management responsibility. Other accounts he manages with aggregate assets of $45.7 million consist of one pooled account and 29 separate accounts for which his compensation is not based on performance and one separate account of $1.1 million for which the advisory fee is based in part on performance. Because the Adviser employs the same investment philosophy and security selection process for the Fund and these other accounts, it does not believe there are any material conflicts between the investment strategy of the Fund and the investment strategy of such accounts. Mr. Naimon owns beneficially 57% of the Adviser, but as yet owns no shares of the Fund, although he intends to purchase shares of the Fund as soon as they become publicly available.

OFFICERS AND TRUSTEES

Light Green Investment Trust (the “Trust”) is supervised by its Board of Trustees, an independent body that has ultimate responsibility for the Trust’s and the Fund’s activities.  The Trustees and executive officers of the Trust are listed below. The business address of each Trustee and officer is 2940 Westlake Avenue North, Suite 300, Seattle, Washington 98109.

"Non-Interested" Trustees

Name, Address and Age[1]	Position Held	Year First Elected A Trustee of Fund Complex[2]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Sean Harrigan, ##	Trustee, Chairman	2005	[current position]; former President, Board of Administration, California Public Employees’ retirement System (CalPERS), [year] to 2005	1
Wade Dokken, ##	Trustee	2005		1

"Interested" Trustee and Officer

Name, Address and Age[1]	Position Held	Year First Elected a Trustee and/or Officer of the Fund[2]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Jonathan S. Naimon, ##	Trustee and President	2005	President, Light Green Advisors, LLC, since 1998.	1

1 The address of each Trustee is 2940 Westlake Avenue North,  Suite 300,  Seattle, WA 98109.

2 Trustees and Officers of the Fund serve until their resignation, removal or retirement.

3 This includes all directorships (other than those in the Fund Complex) that are held by each trustee as a director of a public company or a registered investment company.

* Jonathan Naimon is deemed an "interested person" of the Trust by virtue of his position as President of the Fund’s Adviser.

Trustee Compensation

The Trust will pay each Trustee who is not an "interested person" an annual fee of $1,000, plus $2,000 for each in-person meeting of the Board of Trustees attended.  Messrs. Harrigan and _________ comprise the Trust’s Audit Committee.  Each member of the Audit Committee is paid $1,000 per quarter and $2,000 for each meeting of the Audit Committee attended. All other officers and Trustees serve without compensation from the Trust. Trustees may elect to accept their compensation in shares of the Fund.

The Board maintains one standing committee: the Audit Committee.  The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such accountants to consider and review matters relating to the Trust's financial reports and internal accounting.

The Fund and the Adviser have each adopted a Code of Ethics that permits personnel subject to the Code to invest in securities, including, under certain circumstances and subject to certain restrictions, securities that may be purchased or held by the Fund.  However, each such Code restricts personal investing practices by members and officers of the Adviser and employees of the Adviser with access to information about the purchase or sale of Fund securities.  The Code of Ethics for the Fund also restricts personal investing practices of trustees of the Fund who have knowledge about recent Fund trades.  Among other provisions, each Code of Ethics requires that such directors and officers and employees with access to information about the purchase or sale of Fund securities obtain preclearance before executing personal trades.  Each Code of Ethics prohibits acquisition of securities without preclearance in, among other events, an initial public offering or a limited offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days.  These provisions are designed to put the interests of Fund shareholders before the interests of people who manage the Fund.

DISTRIBUTION OF FUND SHARES

The Fund acts as its own distributor but may seek the services of a distributor in the future.

The Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Distribution Plan (the Rule 12b-1 Trustees), at a meeting called for the purpose of voting on the Distribution Plan, have adopted a plan of distribution for the shares of the Fund.  Under the provisions of the Distribution Plan, the Fund may expend each year up to 0.25% of the Fund’s average net assets for distribution in the form of commissions and fees, advertising, the services of public relations consultants and direct solicitation. Possible recipients include securities brokers, banks, attorneys, accountants, investment advisers, investment performance consultants, pension actuaries and service organizations.

The Distribution Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such continuance.  The Distribution Plan may be terminated at any time, without penalty, by the vote of a majority of the Trustees who are not interested persons or by the vote of the holders of a majority of the outstanding shares of the Fund.  The Distribution Plan may not be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders, and all material amendments are required to be approved by the Board of Trustees in the manner described above.  The Fund will not be contractually obligated to pay expenses incurred under the Distribution Plan if it is terminated or not continued.

Pursuant to the Distribution Plan, the Board of Trustees will review at least quarterly a written report of distribution expenses incurred.  The report will include an itemization of the distribution expenses and the purposes of such expenditures.  In addition, as long as the Distribution Plan remains in effect, the selection and nomination of Trustees who are not interested persons of the Fund shall be committed to the Trustees who are not interested persons of the Fund.

PROXY VOTING PROCEDURES

The Board of Trustees of the Trust has approved proxy voting procedures for the Trust and the Fund. These procedures set forth guidelines and procedures for the voting of proxies relating to securities held by the Fund. Records of the Fund’s proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of the proxy voting procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. The procedures are also available on the SEC's EDGAR database at the SEC's website (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. A copy will also be sent to you free of charge at your request by writing to the Trust, c/o Mutual Shareholder Services, 8869 Brecksville Rd., Brecksville, OH  44141, or by calling: 1-xxx-xxx-xxxx.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s complete portfolio holdings as of the end of each calendar month are posted on [website address if this is going to be done], ordinarily by the 10th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the Fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the website information is current (expected to be not more than three months). The Fund does not disseminate nonpublic information about portfolio holdings except as provided below.

The Fund allows disclosure of nonpublic portfolio holdings information to third parties only for the purposes of their providing services to the Fund. The Fund permits nonpublic portfolio holdings information to be shared with pricing services, custodians, independent auditors, brokers in portfolio transactions for the Fund, any securities lending agents and other service providers to the Fund who require access to this information to fulfill their duties to the Fund, subject to the requirements described below. This information may also be disclosed to certain mutual fund analysts and rating and tracking agencies, such as Morningstar and Lipper, or other entities that have a legitimate business purpose in receiving the information sooner than 10 days after month-end or on a more frequent basis, as applicable, subject to the requirements described below. No compensation or other consideration is received by the Fund, its Adviser, or any other party in connection with any such arrangements to share portfolio holdings information.

Prior to any disclosure of the Fund’s nonpublic portfolio holdings information to the foregoing types of entities or persons, the Trust's Chief Compliance Officer must make a good faith determination in light of the facts then known that the Fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Fund, and that the recipient assents or otherwise has a duty to keep the information confidential and agrees not to disclose, trade or make any investment recommendation based on the information received. Reports regarding arrangements to disclose the Fund’s nonpublic portfolio holdings information will be provided to the Trustees.

ADDITIONAL INFORMATION

Transfer Agent

Mutual Shareholder Services, 8869 Brecksville Rd., Brecksville, OH  44141 provides accounting, stock transfer, and dividend disbursing services to the Fund.  Services provided to the Fund include assisting in the preparation, filing and distribution of proxy materials, periodic reports to Trustees and shareholders, registration statements and other necessary documents.  The Transfer Agent charges fees as follows: [describe] These fees are reviewed annually by the Trustees of the Trust.

Custodian

US Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202 is custodian of the assets of the Fund.  The custodian is responsible for the safekeeping of the Fund’s assets.  The custodian takes no part in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund.  The Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

Auditors

Cohen McCurdy, Ltd., 826 Westpoint Pkwy., Suite 1250, Westlake, OH  44145 are the Trust’s independent auditors.  The auditors audit financial statements for the Trust and the Fund.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the

Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's distributor, if any, and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Proxy Voting Procedures

The Board of Trustees of the Trust has approved proxy voting procedures for the Trust. These procedures set forth guidelines and procedures for the voting of proxies relating to securities held by the Fund. Records of the Fund’s proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. The proxy voting procedures have been filed with the Securities and Exchange Commission and a copy is attached to this SAI as Appendix I.

PRINCIPAL HOLDERS OF OUTSTANDING SHARES

As of the date hereof, no shares of the Fund were outstanding.

FINANCIAL STATEMENTS

Not applicable.

Appendix I

Proxy Voting Policies,

Procedures and Guidelines

Proxy Voting Policy

Generally

It is the policy of Light Green Investment Trust (the "Trust") that, absent compelling reasons why a proxy should not be voted, all proxies relating to securities owned by the Trust should be voted.

Proxy voting shall be the responsibility of the Investment Policy Committee, which may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Trust.

If it is appropriate to do so, the Investment Policy Committee may employ an outside service provider to vote a proxy or to advise in the voting of a proxy.

Proxies are voted in the best interest of the Trust's shareholders. The key element underlying any evaluation of a proxy is the effect, if any, a proposal could have on the current or future value of the Trust's shares of beneficial interest.

Conflicts of Interest

Proxy solicitations that might involve a conflict of interest between the Trust and the investment adviser to the Trust, or the investment adviser's affiliates, will be considered by the Investment Policy Committee which will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Trust's commitment to vote proxies in the best interest of the Trust's shareholders, how the proxy will be handled.

Proxy Voting Guidelines

The Trust will evaluate each issue on its merits based on how it impacts public shareholders, including those in the Trust. We will consider management's views along with any others, but have no predisposition for or against management's requests.

Recordkeeping Procedures

The Trust will retain records relating to the voting of proxies, including:

o

A copy of policies, procedures or guidelines relating to the voting of proxies.

o

A copy of each proxy statement that the Trust receives regarding client securities. The Trust may rely on a third party to make and retain, on its behalf, a copy of a proxy statement, provided that the Trust has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request or may rely on obtaining a copy of a proxy statement from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.

o

A record of each vote cast by the Trust. The Trust may rely on a third party to make and retain, on its behalf, a record of the vote cast, provided that the Trust has obtained an undertaking from the third party to provide a copy of the record promptly upon request.

o

A copy of any document created by the Trust that was material to making a decision regarding how to vote proxies or that memorializes the basis for that decision.

o

A copy of each written shareholder request for information on how the Trust voted proxies, and a copy of any written response by the Trust to any shareholder request for information.

These records will be retained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Trust.

PART C: OTHER INFORMATION

Item 23. Exhibits

(a)

Declaration of Trust.*

(b)

By-laws of the Trust.*

(c)

Not applicable.

(d)

Investment Advisory Agreement between the Fund and the Adviser.*

(e)

Not applicable.

(f)

Not applicable.

(g)

Custody Agreement between Registrant and U.S. Bank, N.A. (filed herewith).

(h)

(1) Accounting Services Agreement between the Trust and Mutual Shareholder Services, LLC (filed herewith). (2) Transfer Agent Agreement between the Trust and Mutual Shareholder Services, LLC (filed herewith).

(i)

Draft Opinion and Consent of Counsel (filed herewith--definitive version to be supplied by amendment).

(j)

Not applicable.

(k)

Not applicable.

(l)

Not applicable.

(m)

Distribution (Rule 12b-1) Plan (filed herewith).

(n)

Not applicable.

(o)

Not applicable.

(p)

Codes of Ethics of (1) the Fund and (2) the Adviser (filed herewith).

* Filed as an exhibit to the Trust’s initial Form N-1A filing on September 26, 2005.

Item 24.  Persons Controlled by or under Common Control with the Fund.

None.

Item 25.  Indemnification.

Reference is made to Section 5.3 of the Declaration of Trust filed as Exhibit 23(a) to this registration statement.  As provided therein, the Trust is required to indemnify its officers and trustees against claims and liability arising in connection with the affairs of the Trust, except liability arising from breach of trust, bad faith, willful misfeasance, gross negligence or reckless disregard of duties.  The Trust is obligated to undertake the defense of any action brought against any officer, trustee or shareholder, and to pay the expenses thereof if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the Trust, and with respect to any criminal action had no reasonable cause to believe his or her conduct was unlawful.  Other conditions are applicable to the right of indemnification as set forth in the Declaration of Trust.  In applying these provisions, the Trust will comply with the provisions of the Investment Company Act.

Item 26.  Business and Other Connections of Investment Adviser.
Not applicable.

Item 27.  Principal Underwriters.

(a)

Not applicable.

(b)

Not applicable.

(c)

Not applicable.

Item 28.  Location of Accounts and Records.

Registrant's Declaration of Trust, By-laws, Minutes of Trustees' and Shareholders' Meetings, and contracts and like documents are maintained by the Trust at its offices at 2940 Westlake Avenue North, Suite 300, Seattle, Washington 98109. Certain custodial records are in the custody of US Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202.  All other records are kept in the custody of the transfer agent, Mutual Shareholder Services, 8869 Brecksville Rd., Brecksville, OH  44141.

Item 29.  Management Services.

Not applicable.

Item 30.  Undertakings.

The Registrant undertakes and agrees, as a condition of the registration of its securities under the Securities Act of 1933: (A) that after the effective date of this registration statement the Registrant will not issue any security or receive any proceeds of any subscription for any security until firm agreements have been made with the Registrant by not more than twenty-five responsible persons to purchase from it securities to be issued by it for an aggregate net amount which plus the then net worth of the Registrant, if any, will equal at least $ 100,000; (B) that said aggregate net amount will be paid in to the Registrant before any subscriptions for such securities will be accepted from any persons in excess of twenty-five; and (C) that arrangements will be made whereby any proceeds so paid in will be refunded to any subscriber on demand without any deduction, in the event that the net proceeds so received by the Registrant do not result in the Registrant having a net worth of at least $100,000 within ninety days after this registration statement becomes effective.

The Registrant undertakes to file an amendment to this registration statement with certified financial statements showing the initial capital received in accordance with section 14(a)(3) of the 1940 Act before accepting subscriptions from more than 25 persons.

The Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more trustees, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, and will assist communications among shareholders as set forth within Section 16(c) of the 1940 Act.

APPENDIX A

 NOTIFICATION OF ELECTION

The undersigned registered open-end investment company hereby notifies the Securities and Exchange Commission that it elects to commit itself to pay in cash all redemptions by a shareholder of record as provided by Rule 18f-1 under the Investment Company Act of 1940.  It is understood that this election is irrevocable while such Rule is in effect unless the Commission by order upon application permits the withdrawal of this Notification of Election.

SIGNATURE

Pursuant to the requirements of Rule 18f-1 under the Investment Company Act of 1940, the registrant has caused this notification of election to be duly executed on its behalf in the city of Washington and the state of Seattle on the 9th day of December, 2005.

By  /s/ Jonathan S. Naimon

Jonathan S. Naimon, President

Attest:  /s/ James B. Craver

James B. Craver, Assistant Secretary

SIGNATURES

Pursuant to the requirements of  the Securities Act and the Investment Company Act, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Seattle and State of Washington on the 9th day of December, 2005.

ECO PERFORMANCE FUND

By:

Jonathan S. Naimon, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Sean Harrigan

Chairman of the Board of Trustees

Sean Harrigan*

/s/ Wade Dokken

Trustee

Wade Dokken*

/s/ Jonathan S. Naimon

Trustee, President, Principal Executive Officer

Jonathan S. Naimon

/s/ [Name to come]

Principal Financial and Accounting Officer

[Name to come]

* by /s/ Jonathan S. Naimon

Jonathan S. Naimon,

Attorney-in-Fact pursuant to

Power of Attorney